Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0001792044
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false